PROPOSED PUBLIC OFFERING	3 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
PROPOSED PUBLIC OFFERING
NOTE 3—PROPOSED PUBLIC OFFERING
Pursuant to the Proposed Public Offering, the Company will offer for sale up to 22,000,000 Units (or 25,300,000 Units if the underwriters’ over-allotment option is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one Class A ordinary share and one-quarter
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).